Horizons ETF Trust

(the “Trust”)

Horizons China High Dividend Yield ETF

Horizons Korea KOSPI 200 ETF

(each, a “Fund,” and together, the “Funds”)

Supplement dated October 1, 2015 to the Prospectus dated November 28, 2014

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Trust’s Prospectus dated November 28, 2014.

Effective immediately, Laura Lui is no longer a Portfolio Manager of the Funds and is being replaced by the team of Byung Ha Kim, Alex Chu, CFA, and Derek Leung, CFA, CQF. Therefore, the following updates are being made to the Funds’ Prospectus:

The “Portfolio Manager” section on page 4 of the Prospectus is being deleted in its entirety and being replaced with the following:

Byung Ha Kim, Co-Chief Investment Officer, Alex Chu, CFA, Portfolio Manager, and Derek Leung, CFA CQF, Product and Investment Manager, each of Mirae Asset Global Investments (Hong Kong) Ltd., sub-adviser to the Fund (the “Sub-Adviser”), have served as Portfolio Managers of the Fund since October 2015.

The “Portfolio Manager” section on page 8 of the Prospectus is being deleted in its entirety and being replaced with the following:

Byung Ha Kim, Co-Chief Investment Officer, Alex Chu, CFA, Portfolio Manager, and Derek Leung, CFA CQF, Product and Investment Manager, each of Mirae Asset Global Investments (Hong Kong) Ltd., sub-adviser to the Fund (the “Sub-Adviser”), have served as Portfolio Managers of the Fund since October 2015.

The “Horizons China High Dividend Yield ETF and Horizons Korea KOSPI 200 ETF” subsection under the “Portfolio Managers” section on page 24 of the Prospectus is being deleted in its entirety and being replaced with the following:

Byung Ha Kim, Co-Chief Investment Officer (“Co-CIO”), Alex Chu, CFA, a Portfolio Manager, and Derek Leung, CFA CQF, a Product and Investment Manager, with the Sub-Adviser, are responsible for the day-to-day management of the China High Dividend Yield ETF and Korea KOSPI 200 ETF. Mr. Kim began his employment with the Sub-Adviser in 2005 as a Senior Portfolio Manager and became Co-CIO in July 2013. Mr. Chu has been with the Sub-Adviser since 2014. Prior to his employment with the Sub-Adviser, he served as Quantitative Analyst at Value Partners from 2011 to 2012 & 2013 to 2014. Mr. Leung has been with the Sub-Adviser since 2015. Prior to his employment with the Sub-Adviser, he served as an ETF/Index Portfolio Manager at Samsung Asset Management (Hong Kong) Limited from 2010 to 2015.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Horizons ETF Trust

(the “Trust”)

Horizons China High Dividend Yield ETF

Horizons Korea KOSPI 200 ETF

(each, a “Fund,” and together, the “Funds”)

Supplement dated October 1, 2015 to the Statement of Additional Information (“SAI”) dated November 28, 2014

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Trust’s SAI dated November 28, 2014.

Effective immediately, Laura Lui is no longer a Portfolio Manager of the Funds and is being replaced by the team of Byung Ha Kim, Alex Chu, CFA, and Derek Leung, CFA, CQF. Therefore, the following update is being made to the Funds’ SAI:

Information regarding the Horizons China High Dividend Yield ETF and Horizons Korea KOSPI 200 ETF in the “Portfolio Managers” section on page 27 of the SAI is being deleted and being replaced with the following:

THE PORTFOLIO MANAGERS

This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Shares they own and how they are compensated.

COMPENSATION

Byung Ha Kim, Alex Chu, CFA, and Derek Leung, CFA CQF, of the Sub-Adviser serve as the Portfolio Manager of the Horizons China High Dividend Yield ETF and Horizons Korea KOSPI 200 ETF (collectively, the “Portfolio Managers”). The Portfolio Managers and all other staff receive a base salary and a discretionary bonus tied to the overall profitability of the company and their performance.

SHARES OWNED BY PORTFOLIO MANAGER

Each Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares of each Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The table below reflects the dollar range of Shares owned in the Funds by the Portfolio Managers as of August 31, 2015.

Dollar Range of Shares Owned in the Fund1

Portfolio Manager	Horizons Korea KOSPI 200 ETF
Byung Ha Kim	None
Alex Chu	None
Derek Leung	None

1 The Horizons China High Dividend Yield ETF and Horizons Canada S&P/TSX 60 ETF were not in operation during the fiscal year ended July 31, 2015.

OTHER ACCOUNTS

In addition to the Funds, the Portfolio Managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as indicated:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Byung Ha Kim[1,2]	0	$0	21	$1,061.46	1	$6.71
Alex Chu[1,2]	0	$0	11	$130.23	1	$6.71
Derek Leung[1,2]	0	$0	11	$130.23	1	$6.71

1 None of the portfolio managers managed any accounts or assets that charge performance-based fees as of August 31, 2015.

2 The information provided is as of August 31, 2015.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE